Other assets - Maturity (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	$ 1,341	$ 2,421
Insurance commission receivables	1,682	1,436
Prepaid expenses	681	812
Other miscellaneous assets	7,477	5,457
Other assets, total	11,181	$ 10,126
Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	1,341
Insurance commission receivables	1,682
Prepaid expenses	681
Other miscellaneous assets	8,649
Other assets, total	12,353
Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (1,172)
Current
Schedule of Other Assets [Line Items]
Expected credit loss rate	4.00%
Other assets, total	$ 7,217
Current | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	1,220
Insurance commission receivables	129
Prepaid expenses	681
Other miscellaneous assets	5,456
Other assets, total	7,486
Current | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (269)
1 to 30 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	0.00%
Other assets, total	$ 1,321
1 to 30 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	66
Insurance commission receivables	60
Other miscellaneous assets	1,200
Other assets, total	1,326
1 to 30 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (5)
31 to 60 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	7.00%
Other assets, total	$ 439
31 to 60 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	39
Insurance commission receivables	84
Other miscellaneous assets	349
Other assets, total	472
31 to 60 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (33)
More than 90 days
Schedule of Other Assets [Line Items]
Expected credit loss rate	28.00%
Other assets, total	$ 2,204
More than 90 days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	16
Insurance commission receivables	1,409
Other miscellaneous assets	1,644
Other assets, total	3,069
More than 90 days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (865)